Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Beverages (19.6%)
	Coca-Cola Co.	9,117,844	720,401
	PepsiCo Inc.	2,852,302	411,273
*	Monster Beverage Corp.	2,308,397	203,324
	Keurig Dr Pepper Inc.	4,337,966	130,269
	Constellation Brands Inc. Class A	526,348	73,068
	Coca-Cola Consolidated Inc.	248,321	43,024
	Primo Brands Corp.	1,510,971	37,472
*	Celsius Holdings Inc.	1,102,648	36,685
	Molson Coors Beverage Co. Class B	866,795	34,264
*	Vita Coco Co. Inc.	415,752	31,235
	Brown-Forman Corp. Class B	1,158,722	29,802
*	Boston Beer Co. Inc. Class A	87,086	15,439
*	National Beverage Corp.	270,412	10,003
	MGP Ingredients Inc.	174,254	3,076
			1,779,335
Consumer Staples Distribution & Retail (39.0%)
	Walmart Inc.	11,403,611	1,319,968
	Costco Wholesale Corp.	1,126,617	1,077,406
	Target Corp.	1,452,878	184,617
	Kroger Co.	2,020,134	125,551
	Sysco Corp.	1,615,044	122,437
	Casey's General Stores Inc.	130,969	100,472
	Dollar General Corp.	805,796	89,129
*	Dollar Tree Inc.	735,109	85,596
*	US Foods Holding Corp.	852,458	69,774
*	Performance Food Group Co.	640,780	62,918
*	BJ's Wholesale Club Holdings Inc.	554,446	47,283
*	Sprouts Farmers Market Inc.	501,948	41,471
*	Maplebear Inc.	900,824	35,853
	PriceSmart Inc.	185,085	31,463
	Albertsons Cos. Inc. Class A	1,895,840	29,594
*	United Natural Foods Inc.	558,363	28,672
	Andersons Inc.	373,942	26,397
*	Chefs' Warehouse Inc.	335,789	25,701
	Ingles Markets Inc. Class A	168,137	14,873
	Weis Markets Inc.	142,980	10,433
*	Grocery Outlet Holding Corp.	1,048,935	8,926
	Village Super Market Inc. Class A	104,351	4,848
	Natural Grocers by Vitamin Cottage Inc.	105,202	3,089
			3,546,471
Food Products (14.6%)
	Mondelez International Inc. Class A	3,994,874	244,366
	Archer-Daniels-Midland Co.	1,617,092	129,012
	Hershey Co.	518,870	100,676
	Kraft Heinz Co.	3,238,637	77,760
	General Mills Inc.	2,061,339	69,694
	Tyson Foods Inc. Class A	1,080,940	65,959
	Bunge Global SA	534,799	65,941
	J M Smucker Co.	478,446	49,376
	McCormick & Co. Inc.	1,034,799	49,018
*	Darling Ingredients Inc.	799,717	47,263
	Hormel Foods Corp.	1,694,379	39,360
	Ingredion Inc.	356,647	36,178
	Conagra Brands Inc.	2,640,546	35,067
	Lamb Weston Holdings Inc.	794,590	34,310
[1]	Campbell's Co.	1,427,210	30,128
*	Post Holdings Inc.	297,303	27,304
*	Freshpet Inc.	506,731	26,147
	Cal-Maine Foods Inc.	346,404	25,883

		Shares	Market Value ($000)
	Marzetti Co.	208,363	23,324
	Flowers Foods Inc.	2,259,878	17,266
	Seaboard Corp.	3,045	15,475
	Fresh Del Monte Produce Inc.	453,170	14,565
	Pilgrim's Pride Corp.	494,594	14,002
	J & J Snack Foods Corp.	175,776	13,380
	Dole plc	879,377	12,303
*	Simply Good Foods Co.	941,088	10,841
*	Seneca Foods Corp. Class A	54,142	7,785
	John B Sanfilippo & Son Inc.	102,431	7,673
	Tootsie Roll Industries Inc.	193,391	7,293
*	Mission Produce Inc.	638,035	7,108
	Utz Brands Inc.	842,634	6,168
*,1	Vital Farms Inc.	418,638	4,191
*,1	Beyond Meat Inc.	4,936,168	3,892
	B&G Foods Inc.	882,280	3,609
*,1	Westrock Coffee Co.	389,277	3,126
*	Lifeway Foods Inc.	65,436	1,559
*	Hain Celestial Group Inc.	1,075,588	853
			1,327,855
Household Products (14.7%)
	Procter & Gamble Co.	5,512,044	791,309
	Colgate-Palmolive Co.	2,398,571	216,183
	Kimberly-Clark Corp.	980,952	95,741
	Church & Dwight Co. Inc.	868,010	83,008
	Clorox Co.	538,742	48,498
	WD-40 Co.	124,694	24,935
	Spectrum Brands Holdings Inc.	254,698	20,042
*	Central Garden & Pet Co. Class A	572,143	19,527
	Reynolds Consumer Products Inc.	608,878	13,194
	Energizer Holdings Inc.	672,537	12,254
	Oil-Dri Corp. of America	100,653	7,716
*	Central Garden & Pet Co.	84,029	3,233
			1,335,640
Personal Care Products (3.3%)
	Kenvue Inc.	6,561,412	113,381
	Estee Lauder Cos. Inc. Class A	944,539	84,017
*	e.l.f. Beauty Inc.	497,013	27,833
	Interparfums Inc.	212,877	20,089
*	Herbalife Ltd.	1,195,094	14,293
*	BellRing Brands Inc.	1,354,489	11,324
	Edgewell Personal Care Co.	512,562	8,980
*	Coty Inc. Class A	4,065,226	8,659
*	Honest Co. Inc.	1,103,955	3,864
*	Nature's Sunshine Products Inc.	166,641	3,546
	Nu Skin Enterprises Inc. Class A	571,675	3,310
*	USANA Health Sciences Inc.	128,800	2,357
*	Niagen Bioscience Inc.	600,515	2,318
			303,971
Tobacco (8.6%)
	Philip Morris International Inc.	2,238,850	397,127
	Altria Group Inc.	5,101,010	354,929
	Turning Point Brands Inc.	209,929	17,829
	Universal Corp.	288,006	14,939
			784,824
Total Common Stocks (Cost $8,039,209)			9,078,096

		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $25,879)	258,817	25,879
Total Investments (100.1%) (Cost $8,065,088)			9,103,975
Other Assets and Liabilities—Net (-0.1%)			(4,578)
Net Assets (100.0%)			9,099,397
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,684.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,908 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kimberly-Clark Corp.	8/31/2026	BANA	15,803	(3.620)	—	(195)
McCormick & Co. Inc.	8/31/2026	BANA	3,278	(3.620)	37	—
					37	(195)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,078,096	—	—	9,078,096
Temporary Cash Investments	25,879	—	—	25,879
Total	9,103,975	—	—	9,103,975
Derivative Financial Instruments
Assets
Swap Contracts	—	37	—	37
Liabilities
Swap Contracts	—	(195)	—	(195)